Property, plant and equipment (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Balance	$ 1,611
Amortization	461	$ 406	$ 307
Balance	1,187	1,611
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance	2,998	2,621
Additions	56	378
Effect of movements in exchange rates	77	(1)
Disposals	(70)
Balance	3,061	2,998	2,621
Accumulated amortization and impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Balance	1,387	981
Amortization	461	406
Effect of movements in exchange rates	26
Balance	1,874	1,387	981
Computer And Office Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Balance	478
Balance	343	478
Computer And Office Equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance	909	543
Additions		366
Effect of movements in exchange rates	39
Balance	948	909	543
Computer And Office Equipment | Accumulated amortization and impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Balance	431	315
Amortization	158	116
Effect of movements in exchange rates	16
Balance	605	431	315
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Balance	11
Balance	10	11
Leasehold improvements | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance	182	170
Additions		12
Effect of movements in exchange rates	1
Balance	183	182	170
Leasehold improvements | Accumulated amortization and impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Balance	171	170
Amortization	2	1
Balance	173	171	170
Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	1,122
Balance	834	1,122
Right-of-use assets [member] | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance	1,907	1,908
Additions	56
Effect of movements in exchange rates	37	(1)
Disposals	(70)
Balance	1,930	1,907	1,908
Right-of-use assets [member] | Accumulated amortization and impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Balance	785	496
Amortization	301	289
Effect of movements in exchange rates	10
Balance	$ 1,096	$ 785	$ 496